Note 19 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Values
Outstanding on December 31, 2014	685,430	$22.15
Granted	387,187	$14.86
Vested	(237,957)	$21.73
Forfeited	(60,115)	$15.74
Outstanding on December 31, 2015	774,545	$19.13

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Shares Under Option	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Outstanding on December 31, 2014	781,321	$22.56
Granted	783,476	$15.31
Forfeited	(44,002)	$20.25
Outstanding on December 31, 2015	1,520,795	$18.89	6.17
Exercisable on December 31, 2015	273,205	$22.61	5.73
Expected to vest December 31, 2015	1,247,590	$18.08	6.27

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	For the Years Ended December 31,
	2015	2014
Weighted-average fair value of options granted	$5.94	$7.74
Weighted-average risk-free interest rate	1.46%	1.46%
Range of risk-free interest rates	1.26% - 1.60%	1.39% - 1.51%
Weighted-average expected option lives	4.5 years	4.5 years
Expected option lives	4.5 years	4.5 years
Weighted-average volatility	46%	39%
Range of expected volatilities	40% - 49%	36% - 42%
Weighted-average expected dividend yield	0.0%	0.0%